Cryptocurrencies (Details)	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($) item	Jun. 30, 2024 USD ($) item	Jun. 30, 2023 USD ($) item	Jun. 30, 2022 USD ($) item	Sep. 30, 2023 item
Quantities (in coins)
Balance at the beginning | item	4.47	4.47	82.32	82.32	7.17	0
Revenue recognized from cryptocurrencies mined | item				95.62	272.38	7.17
Hosting fees settled in cryptocurrencies | item				(7.6)	(22.14)
Proceeds from sale of cryptocurrencies | item				(165.87)	(175.09)
Balance at the end | item		4.47		4.47	82.32	7.17
Cryptocurrencies, amount
Balance at the beginning	$ 178,687	$ 178,687	$ 2,084,330	$ 2,084,330	$ 141,888	$ 0
Revenue recognized from cryptocurrencies mined				2,888,482	6,261,091	192,351
Hosting fees settled in cryptocurrencies				(212,344)	(428,839)
Proceeds from sale of cryptocurrencies				(4,668,828)	(4,384,562)
Realized gain on sale/exchange of cryptocurrencies				94,149	676,015
Impairment loss of cryptocurrencies		0	$ 0	(7,102)	(181,263)	(50,463)
Balance at the end		$ 178,687		$ 178,687	$ 2,084,330	$ 141,888
Number of BTCs pledged | item					55		55
Subsequent Events
Cryptocurrencies, amount
Proceeds from sale of cryptocurrencies	400,000
Realized gain on sale/exchange of cryptocurrencies	$ 200,000